PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2016
Cost:

Land and buildings	$6,574	$6,629
Machinery and equipment	2,566	2,725
Motor vehicles	1,734	1,664
Promotional displays	419	526
Office furniture and equipment	3,455	4,166
Leasehold improvements	521	722

	15,269	16,432
Accumulated depreciation:

Buildings	3,490	3,742
Machinery and equipment	2,045	2,745
Motor vehicles	852	959
Promotional displays	355	382
Office furniture and equipment	2,791	2,784
Leasehold improvements	321	519

	9,854	11,131

Property and equipment, net	$5,415	$5,301